SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 15 - SHARE-BASED COMPENSATION

On June 23, 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants provided public listing related consulting services to the Company in connection with the Company’s intended IPO effort. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee had been amortized over the service period from June 23, 2020 to June 22, 2021.

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. For the years ended September 30, 2023, 2022 and 2021, Nil, Nil and $422,221 share-based compensation expenses were recognized and capitalized as part of the deferred initial public offering costs, respectively, then charged to shareholders’ equity upon the completion of the IPO, as the consultants’ services directly related to the Company’s intended IPO.

On May 31, 2023, the Company entered into consulting agreements with a third-party consultant, which provide financial and acquisition consulting services. The Company issued 500,000 of its ordinary shares to the consultant in lieu of cash payments for such services. The 500,000 shares were valued at $174,904 and are fully expensed for the year ended September 30, 2023.

On August 2, 2023, the Company issued 70,000 of its ordinary shares to a third-party consultant, which provide legal advice services. The 70,000 shares were valued at $43,400 and were expensed for the year ended September 30, 2023.

Pursuant to the Director Service Agreements with the Company’s independent directors and following the completion of the Company’s IPO, on June 23, 2021, the Company granted stock options to three independent directors to purchase an aggregate of 36,000 shares of the Company’s ordinary shares, par value of $0.0001 per share, at exercise price of $0.01 per share for a fair value of total $179,640, as part of the compensation to these independent directors. The stock options granted shall vest in equal monthly installments for 12 months, commencing on July 1, 2021 until June 30, 2022.

On June 28, 2022 and July 1, 2022, independent directors were granted options to purchase 22,436 and 29,600 shares of the Company’s ordinary shares, respectively, exercisable at $0.01 per share. These stock options granted shall vest in equal monthly installments for 12 months, with expired date of June 28, 2023 and July 1, 2023, respectively. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 - SHARE-BASED COMPENSATION (continued)

SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

On August 3, 2023, two independent directors were granted options to purchase 18,750 shares per director of the Company’s ordinary shares, respectively, exercisable at $0.01 per share. These stock options granted shall vest in equal monthly installments for 12 months, with expired date of July 31, 2024. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period.

	For the Years Ended September 30,
	2023	2022
Exercise price	$0.01	$0.01
Expected term (years)	1	1
Expected stock price volatility	158.2%	114.1%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0%	0%

For the years ended September 30, 2023, 2022 and 2021, stock-based compensation associated with amortization of stock option expense was $131,092, $170,883 and $44,910, respectively. All stock-based compensation was recorded as a component of general and administrative expense.

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	36,000	$0.01	9.75
Granted	52,036	0.01	10.00
Forfeited	-	-
Exercised	(14,000)	0.01	-
Outstanding, September 30, 2022	74,036	$0.01	9.25
Granted	37,500	0.01	10.00
Forfeited	-	-	-
Exercised	(22,436)	0.01	-
Outstanding, September 30, 2023	89,100	$0.01	9.03
Exercisable, September 30, 2023	57,850	$0.01	8.51

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS